ACCOUNTS RECEIVABLE, NET	12 Months Ended
Sep. 30, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of	As of
	September 30, 2022	September 30, 2021
Trade accounts receivable	$819,698	$1,945,719
Less: allowances for doubtful accounts	(4,373)	(212,413)
Accounts receivable, net	$815,325	$1,733,306